Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital	Share premium	Other reserves	Own shares	Other retained earnings	Total	Equity attributable to parent company shareholders	Non-controlling interests
Beginning balance at Jun. 30, 2018	£ 11,713	£ 780	£ 1,349	£ 2,133	£ (2,144)	£ 7,830	£ 5,686	£ 9,948	£ 1,765
Profit for the period	2,067					1,976	1,976	1,976	91
Other comprehensive income	385			195		148	148	343	42
Employee share schemes	47				73	(26)	47	47
Share-based incentive plans	25					25	25	25
Share-based incentive plans in respect of associates	3					3	3	3
Shares issued	1		1					1
Purchase of non-controlling interests	(703)					(627)	(627)	(627)	(76)
Change in fair value of put option	(2)					(2)	(2)	(2)
Share buyback programme	(1,355)	(13)		13		(1,355)	(1,355)	(1,355)
Dividends paid	(1,048)					(993)	(993)	(993)	(55)
Ending balance at Dec. 31, 2018	11,133	767	1,350	2,341	(2,071)	6,979	4,908	9,366	1,767
Beginning balance at Jun. 30, 2019	10,156	753	1,350	2,372	(2,026)	5,912	3,886	8,361	1,795
Profit for the period	1,934					1,865	1,865	1,865	69
Other comprehensive income	(645)			(452)		(93)	(93)	(545)	(100)
Employee share schemes	39				74	(35)	39	39
Share-based incentive plans	23					23	23	23
Share-based incentive plans in respect of associates	1					1	1	1
Shares issued	1		1					1
Purchase of non-controlling interests	(25)					(15)	(15)	(15)	(10)
Non-controlling interest in respect of new subsidiary	5								5
Change in fair value of put option	(1)					(1)	(1)	(1)
Share buyback programme	(1,200)	(10)		10		(1,200)	(1,200)	(1,200)
Dividends paid	(1,058)					(1,006)	(1,006)	(1,006)	(52)
Ending balance at Dec. 31, 2019	£ 9,230	£ 743	£ 1,351	£ 1,930	£ (1,952)	£ 5,451	£ 3,499	£ 7,523	£ 1,707